Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Sep. 30, 2022	$ 5,000	$ 735,367	$ 4,678,745	$ (41,160)	$ 5,377,952
Balance (in Shares) at Sep. 30, 2022	8,000,000
Net loss			(1,035,751)		(1,035,751)
Issuance of common shares	$ 719	5,749,281			5,750,000
Issuance of common shares (in Shares)	1,150,000
Deferred offering cost		(3,913,984)			(3,913,984)
Foreign currency translation adjustment				4,328	4,328
Balance at Sep. 30, 2023	$ 5,719	2,570,664	3,642,994	(36,832)	6,182,545
Balance (in Shares) at Sep. 30, 2023	9,150,000
Net loss			(6,876,830)		(6,876,830)
Issuance of warrants		1,145,000			1,145,000
Issuance of common shares	$ 3,323	2,598,852			2,602,175
Issuance of common shares (in Shares)	5,316,667
Foreign currency translation adjustment				(12,122)	12,122
Balance at Sep. 30, 2024	$ 9,042	6,314,516	(3,233,836)	(48,954)	3,040,768
Balance (in Shares) at Sep. 30, 2024	14,466,667
Net loss			(22,729,866)		(22,729,866)
Disposed subsidiaries		(552,117)	543,683	8,434
Issuance of common shares	$ 40,177	19,390,173			19,430,350
Issuance of common shares (in Shares)	64,283,988
Foreign currency translation adjustment				(32,911)	(32,911)
Balance at Sep. 30, 2025	$ 49,219	$ 25,152,572	$ (25,420,019)	$ (73,431)	$ (291,659)
Balance (in Shares) at Sep. 30, 2025	78,750,655